Patent (Details) - Schedule of Patent Acquisition Cost - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Patent Acquisition Cost [Abstract]
For year ended September 30, 2024	$ 432,000	$ 431,593
For year ended September 30, 2025	432,000	431,593
For year ended September 30, 2026	432,000	431,593
For year ended September 30, 2027	432,000	431,593
For year ended September 30, 2028		431,593
Thereafter	3,559,000	3,668,534
Total	$ 5,611,000	$ 5,826,499